Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	¥ 285,622,907	¥ 282,061,272
Right-of-use assets	17,168,072
Investments in associates and joint ventures	20,783,259	19,553,964
Investment properties	671,710	232,554
Other equity instrument investments	779,218	2,083,419
Land use rights		11,450,034
Power generation licenses	4,149,468	4,014,972
Mining rights	1,577,505	1,511,186
Deferred income tax assets	2,160,187	2,282,585
Derivative financial assets	16,376	5,970
Goodwill	15,934,955	15,572,227
Other non-current assets	18,605,005	19,336,059
Total non-current assets	367,468,662	358,104,242
Current assets
Inventories	8,883,183	9,543,691
Other receivables and assets	6,217,763	6,455,911
Accounts receivable	32,268,939	29,278,938
Contract assets	30,466	11,058
Derivative financial assets	74,911	28,735
Bank balances and cash	13,306,139	15,832,788
Total current assets other than assets held for sale	60,781,401	61,151,121
Assets held for sale	0	647,948
Total current assets	60,781,401	61,799,069
Total assets	428,250,063	419,903,311
Capital and reserves attributable to equity holders of the Company
Share capital	15,698,093	15,698,093
Other equity instruments	25,127,821	10,077,396
Capital surplus	26,215,137	26,194,931
Surplus reserves	8,140,030	8,140,030
Currency translation differences	(54,812)	(340,337)
Retained earnings	33,677,466	34,665,305
Capital and reserves attributable to equity holders of the Company	108,803,735	94,435,418
Non-controlling interests	21,575,311	21,686,252
Total equity	130,379,046	116,121,670
Non-current liabilities
Long-term loans	115,364,598	129,548,161
Long-term bonds	28,487,115	25,984,663
Lease liabilities	4,279,925
Deferred income tax liabilities	3,137,791	3,866,159
Derivative financial liabilities	200,408	231,308
Other non-current liabilities	4,780,770	5,945,136
Total non-current liabilities	156,250,607	165,575,427
Current liabilities
Accounts payable and other liabilities	37,270,081	35,138,680
Contract liabilities	2,706,529	1,976,647
Taxes payable	2,101,617	1,474,437
Dividends payable	1,191,036	1,267,833
Derivative financial liabilities	250,300	313,984
Short-term bonds	9,025,535	11,541,454
Short-term loans	67,119,368	61,038,772
Current portion of long-term loans	18,658,114	20,620,849
Current portion of long-term bonds	2,799,808	3,993,479
Current portion of lease liabilities	432,745	0
Current portion of other non-current liabilities	65,277	475,646
Total current liabilities other than liabilities held for sale	141,620,410	137,841,781
Liabilities held for sale	0	364,433
Total current liabilities	141,620,410	138,206,214
Total liabilities	297,871,017	303,781,641
Total equity and liabilities	¥ 428,250,063	¥ 419,903,311